SHARE OPTION PLAN (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	350,000	350,000	525,000	83,000
Expected life of options (in years)	5 years	2 years	3 years 6 months	3 years 6 months
Vesting period	3 years
Granted (in dollars per share)	$ 13.45	$ 13.45	$ 12.19	$ 14.67
Weighted average fair value of options granted (in dollars per share)		$ 1.76	$ 2.68	$ 3.49
Risk free interest rate		1.40%	2.36%	2.63%
Expected share price volatility		21.60%	25.00%	29.50%
Expected dividend yield		0.00%	0.00%	0.00%
Options exercised (in shares)		17,500	65,000	0
Total intrinsic value of options exercised during the period		$ 0.2	$ 0.3
New shares issued (in shares)		6,869	18,246	0
Exercisable at end of year (in shares)		418,167	236,167	111,500
Intrinsic value of exercisable options		$ 0.0	$ 1.2	$ 0.0
Weighted average remaining contractual term		1 year 10 months 24 days
Unrecognized compensation costs related to non-vested options granted		$ 0.7	0.8	0.3
Unrecognized compensation costs		$ 0.0	$ 2.0	$ 0.0
Unrecognized compensation costs, period of recognition (in years)		8 months 12 days	1 year 3 months 18 days	1 year 4 months 24 days
Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options, compensation cost recognized in the period		$ 1.0
APIC, share-based payment arrangement, option, increase for cost recognition		$ 0.9	$ 0.8	$ 0.4